RETIREMENT BENEFIT OBLIGATIONS - Schedule of Retirement Benefit Charges to Income Statement (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Retirement Benefit Charges to Income Statement [Line Items]
Total charge to the income statement (note 9)	£ 439	£ 523	£ 552
Defined benefit pension schemes
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Retirement Benefit Charges to Income Statement [Line Items]
Defined benefit scheme charges	123	234	244
Other post-retirement benefit schemes
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Retirement Benefit Charges to Income Statement [Line Items]
Defined benefit scheme charges	2	2	3
Total defined benefit schemes
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Retirement Benefit Charges to Income Statement [Line Items]
Defined benefit scheme charges	125	236	247
Defined contribution pension schemes
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Retirement Benefit Charges to Income Statement [Line Items]
Defined benefit scheme charges	123	234	244
Defined contribution pension schemes	£ 314	£ 287	£ 305